The company - Agreement related to IPH5201 with AstraZeneca (Details) € in Thousands, $ in Millions		1 Months Ended				4 Months Ended	12 Months Ended
	Aug. 02, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €							€ 51,901	€ 49,580		€ 12,112	[1]
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receipts from co-development agreement and option agreement				$ 24.0	$ 26.0	$ 50.0
Milestone payment received	$ 5.0	$ 5.0	$ 5.0					4,700	$ 5.0
Maximum amount receivable from counter party upon achievement of certain development milestones					5.0
Option exercise fee payable by counter party					25.0
Maximum amount receivable from counter party upon achievement of certain milestones					800.0
Development and regulatory milestones					300.0
Commercialization milestones					$ 500.0
Percentage of profits in Europe					50.00%
Revenue from collaboration and licensing agreements | €							€ 0	€ 4,677		€ 0
Co-fund percentage of trials of licensed product					30.00%
IPH5201 agreement, with AstraZeneca, initial payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements												$ 50.0
IPH5201 agreement, with AstraZeneca, milestone payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements												$ 5.0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.